                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT N
                                DATED MAY 1, 2004

The supplement dated July 1, 2004 is hereby amended and restated as follows:

Effective January 1, 2005, the following name changes will occur:

                           OLD NAME                                                           NEW NAME
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THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)  ("WE" OR "US"    JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("WE" OR "US" OR
OR "THE COMPANY" OR "MANULIFE USA")                                 "THE COMPANY" OR "JOHN HANCOCK USA")
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MANULIFE FINANCIAL SECURITIES LLC ("MANULIFE FINANCIAL              JOHN HANCOCK DISTRIBUTORS LLC ("JHD LLC")
SECURITIES")
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MANUFACTURERS SECURITIES SERVICES, LLC ("MSS")                      JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC ("JHIMS LLC")
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MANUFACTURERS INVESTMENT TRUST ("TRUST" OR "MIT")                   JOHN HANCOCK TRUST ("TRUST" OR "JHT")
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THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE          JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N
ACCOUNT N (THE "SEPARATE ACCOUNT")                                  (THE "SEPARATE ACCOUNT")
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RIGHT TO EXAMINE THE POLICY
(Applicable to Residents of California Only)

Residents in California age 60 and greater may return the Policy for a refund at any time within 30 days after receiving it. The Policy can be mailed or delivered to the Company's agent who sold it or to the Service Office. If you cancel the Policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you:

         (a) the difference between premiums received and amounts allocated to Investment Accounts and the Fixed Account; plus

         (b) the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned Policy; minus

         (c)      any partial withdrawals and policy loans.

Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your Premiums will be placed in the Fixed Account or the Money Market investment option.

                       SUPPLEMENT DATED DECEMBER 30, 2004



















CVUL03 Supp 12/30/2004
CVUL04 Supp 12/30/2004